Discontinued operations (Results of discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 7,538	$ 7,791	$ 9,008
Discontinued Operation, Tax Effect of Discontinued Operation	1,131	1,168	4,907
Total net profit from discontinued operations	6,407	6,623	4,101
Xunlei Kankan [Member]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0	(243)	(11,553)
Discontinued Operation, Tax Effect of Discontinued Operation	0	36	(2,048)
Kankan [Member]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	0	0	1,505
Web Game Business [Member]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	7,538	8,034	19,056
Discontinued Operation, Tax Effect of Discontinued Operation	$ 1,131	$ 1,204	$ 2,859